SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Summary of basic and diluted net loss per share of common stock

Net Loss from January 1. 2023 to March 31, 2023	$(143,753)

	For the period from January 1, 2023 through March 31, 2023
	Redeemable	Non- Redeemable
	Shares	Shares	Total
Total number of shares	8,050,000	2,107,750	10,157,750
Ownership percentage	79%	21%
Total income allocated by class	$(113,924)	$(29,829)	$(143,753)
Less: Accretion allocated based on ownership percentage	(396,223)	(103,744)	(499,967)
Plus: Accretion applicable to the redeemable class	499,967		499,967
Total income (loss) by class	$(10,180)	$(133,573)

Weighted average shares	8,050,000	2,107,750
Earnings (loss) per share	$(0.001)	$(0.06)

The following table reflects the calculation of basic and diluted net income (loss) per share of common stock (in dollars, except per share amounts) for the three months ended March 31, 2022:

Net loss from January 1, 2022 to IPO date	$(3,727)
Net loss from IPO date to quarter end March 31, 2022	(91,580)
Total loss from inception to quarter end	$(95,306)

	For the period from January 1, 2022 through March 31, 2022
	Redeemable	Non- Redeemable
	Shares	Shares	Total
Total number of shares	8,050,000	2,107,750	10,157,750
Ownership percentage	79%	21%
Total loss allocated by class	$(72,577)	$(22,730)	$(95,306)
Less: Accretion allocated based on ownership percentage	(2,590,737)	(678,339)	(3,269,076)
Plus: Accretion applicable to the redeemable class	3,269,076		3,269,076
Total income (loss) by class	$605,762	$(701,068)

Weighted average shares	2,749,444	1,843,942
Earnings (loss) per share	$0.22	$(0.38)

Net loss from January 1, 2022 to IPO date	$(3,727)
Net loss from IPO date to year end December 31, 2022	(122,062)
Total loss from January 1, 2022 to year end December 31, 2022	$(125,789)

	For the period from January 1, 2022 through December 31, 2022
	Redeemable	Non- Redeemable
	Shares	Shares	Total
Total number of shares	8,050,000	2,107,750	10,157,750
Ownership percentage	79%	21%
Total income allocated by class	$(96,734)	$(29,055)	$(125,789)
Less: Accretion allocated based on ownership percentage	(3,515,055)	(920,355)	(4,435,410)
Plus: Accretion applicable to the redeemable class	4,435,410		4,435,410
Total income (loss) by class	$823,621	$(949,410)

Weighted average shares	6,743,014	2,042,701
Earnings (loss) per share	$0.12	$(0.46)